Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated net income	¥ 161,970	¥ 231,333	¥ 265,239
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(107,666)	(55,504)	143,834
Net unrealized gains and losses on securities	997	2,010	2,524
Net gains and losses on derivative instruments	(2,948)	2,785	(195)
Pension liability adjustments	(70,355)	(6,543)	(37,985)
Net change during the period	(179,972)	(57,252)	108,178
Comprehensive income (loss)	(18,002)	174,081	373,417
Less: Comprehensive income attributable to noncontrolling interests	1,745	11,973	9,666
Comprehensive income (loss) attributable to Canon Inc.	¥ (19,747)	¥ 162,108	¥ 363,751